Related Party Transactions (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amount due from related parties	$ 26,497			$ 21,583
CorLyst, LLC [Member]
Rent and other costs reimbursements received	25,928	$ 52,464	103,047	107,402
Amount due from related parties	$ 24,713		$ 0	$ 21,583